AXP(SM) Strategy
                                                                    Aggressive
                                                                          Fund
                                                        1999 SEMIANNUAL REPORT

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AXP Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.

Distributed by American Express Financial Advisors Inc.


AMERICAN EXPRESS Financial Advisors

Corporate Climbers

All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.


CONTENTS
From the Chairman.........................3
From the Portfolio Manager................3
Fund Facts................................5
The 10 Largest Holdings...................6
Financial Statements......................7
Notes to Financial Statements............10
Investments in Securities................19

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board


From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name  from  "IDS" to "AXP."
o A new  shareholder service and distribution plan.
o A change in the investment  management services agreement.
o Changes with respect to fundamental investment policies.
o A new subadvisory agreement.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson


(picture of) Louis Giglio
Louis Giglio
Portfolio Manager

From the Portfolio Manager

The first half of the fiscal year was a volatile period for the stock market, but in the end AXP Strategy Aggressive Fund produced a double-digit gain. For the six months -- April through September 1999 -- the total return for the Fund's Class A shares was 10.99%.

The stock market was in the middle of a strong rally when the period began last spring. Supported by robust economic growth, healthy corporate earnings and low inflation, the market climbed to an all-time high by mid-summer. Illustrating the strength of the upturn, the Fund gained more than 9% in June.

From that point, stocks found the going more difficult. With long-term interest rates up since the start of 1999 and investors concerned that the trend might continue, stocks began a steady retreat over the final three months. The Fund, however, fared better than the broad market, as it largely held its ground during that time.


TECHNOLOGY LEADS THE WAY
The lion's share of the Fund's portfolio consisted of technology-related stocks, including semiconductor, Internet, software, cellular and telecommunications issues. They made up about half the holdings at times. Although they were subject to substantial price swings, overall they had a very positive impact on performance.

Financial services, utility, retailing and health care stocks comprised most of the remaining investments. The best of those was retailing, as the others provided mixed results over the six months.

Although large-capitalization growth stocks continued to garner most of the attention during the period, the mid-cap stocks that this Fund focuses on attracted more interest from investors than they have in recent years. Should this "broadening out" of the market continue, it would almost certainly work in the Fund's favor.

As the second half of the fiscal year begins, the economy appears to remain strong and there's no lack of promising companies to invest in, especially in the technology-related group. On the other hand, the possibility of higher inflation and higher interest rates, along with potential fallout from the Y2K computer situation, could present problems for the stock market in the months ahead. Over the longer term, though, I'm very optimistic about the opportunities available to patient investors.


Louis Giglio
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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                $25.40
March 31, 1999                                                $22.88
Increase                                                      $ 2.52

Distributions -- April 1, 1999 - Sept. 30, 1999
From income                                                   $   --
From capital gains                                            $   --
Total distributions                                           $   --

Total return*                                                 +10.99%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                $24.39
March 31, 1999                                                $22.05
Increase                                                      $ 2.34

Distributions -- April 1, 1999 - Sept. 30, 1999
From income                                                   $   --
From capital gains                                            $   --
Total distributions                                           $   --

Total return*                                                 +10.63%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                $25.55
March 31, 1999                                                $23.00
Increase                                                      $ 2.55

Distributions -- April 1, 1999 - Sept. 30, 1999
From income                                                   $   --
From capital gains                                            $   --
Total distributions                                           $   --

Total return*                                                 +11.10%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                       Percent                     Value
                                   (of net assets)        (as of Sept. 30, 1999)
 Cisco Systems                            4.42%                $68,562,499
 VeriSign                                 3.17                  49,202,999
 PMC-Sierra                               2.26                  35,057,499
 Univision Communications Cl A            2.09                  32,387,250
 COLT Telecom Group ADR                   1.70                  26,372,500
 JDS Uniphase                             1.54                  23,900,624
 Adelphia Communications Cl A             1.52                  23,525,000
 Mercury Interactive                      1.50                  23,331,466
 Tyco Intl                                1.50                  23,231,249
 CMGI                                     1.47                  22,755,000


For further detail about these holdings, please refer to the section entitled "Investments in Securities."

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                           The 10 holdings listed here
                           make up 21.17% of net assets
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

Financial Statements

Statement of assets and liabilities
AXP Strategy Aggressive Fund

Sept. 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,261,103,503)                                                  $ 1,630,133,383
Cash in bank demand deposit                                                                   46,135
Dividends and accrued interest receivable                                                    154,779
Receivable for investment securities sold                                                 18,487,686
                                                                                          ----------
Total assets                                                                           1,648,821,983
                                                                                       -------------
Liabilities
Payable upon return of securities loaned (Note 5)                                         75,072,100
Payable for investment securities purchased                                               21,664,457
Accrued investment management services fee                                                    25,076
Accrued distribution fee                                                                      26,875
Accrued transfer agency fee                                                                    7,665
Accrued administrative services fee                                                            2,046
Options contracts written, at value (premium received $1,776,015) (Note 6)                 1,515,781
                                                                                           ---------
Total liabilities                                                                         98,314,000
                                                                                          ----------
Net assets applicable to outstanding capital stock                                   $ 1,550,507,983
                                                                                     ===============
Represented by
Capital stock-- $.01 par value (Note 1)                                              $       623,361
Additional paid-in capital                                                               766,753,643
Net operating loss                                                                        (5,678,511)
Accumulated net realized gain (loss)                                                     419,551,888
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies (Note 7)                  369,257,602
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock             $ 1,550,507,983
                                                                                     ===============
Net assets applicable to outstanding shares:             Class A                     $   757,801,792
                                                         Class B                     $   792,703,764
                                                         Class Y                     $         2,427
Net asset value per share of outstanding capital stock:  Class A shares  29,834,090  $         25.40
                                                         Class B shares  32,501,919  $         24.39
                                                         Class Y shares          95  $         25.55
                                                                                 --  ---------------

See accompanying notes to financial statements.

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

Statement of operations
AXP Strategy Aggressive Fund

Six months ended Sept. 30. 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $    870,033
Interest                                                                      4,395,093
                                                                              ---------
Total income                                                                  5,265,126
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            4,443,004
Distribution fee
   Class A                                                                      474,538
   Class B                                                                    3,531,937
Transfer agency fee                                                           1,204,162
Incremental transfer agency fee
   Class A                                                                       65,393
   Class B                                                                      114,409
Service fee
   Class A                                                                      268,921
   Class B                                                                      353,021
   Class Y                                                                            2
Administrative services fees and expenses                                       371,586
Compensation of board members                                                     5,487
Custodian fees                                                                   65,216
Printing and postage                                                             39,317
Registration fees                                                                23,372
Audit fees                                                                       10,750
Other                                                                             7,905
                                                                                  -----
Total expenses                                                               10,979,020
   Earnings credits on cash balances (Note 2)                                   (35,383)
                                                                                -------
Total net expenses                                                           10,943,637
                                                                             ----------
Investment income (loss) -- net                                              (5,678,511)
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           247,385,920
   Foreign currency transactions                                                (22,736)
   Financial futures contracts                                                   30,591
   Options contracts written (Note 6)                                         5,689,521
                                                                              ---------
Net realized gain (loss) on investments                                     253,083,296
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies              (94,914,335)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       158,168,961
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $152,490,450
                                                                           ============

See accompanying notes to financial statements.

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



Statements of changes in net assets
AXP Strategy Aggressive Fund
                                                                    Sept. 30, 1999     March 31, 1999
                                                                   Six months ended      Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $   (5,678,511)   $  (12,499,760)
Net realized gain (loss) on investments                                 253,083,296       166,533,873
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   (94,914,335)      (97,819,819)
                                                                        -----------       -----------
Net  increase  (decrease)  in net assets  resulting  from  operations   152,490,450        56,214,294
                                                                        -----------        ----------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                    --        (6,770,133)
      Class B                                                                    --        (9,563,427)
      Class Y                                                                    --               (24)
                                                                             ------               ---
Total distributions                                                              --       (16,333,584)
                                                                              -----       -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                              187,525,159       434,063,764
   Class B shares                                                        50,024,067        73,615,271
Reinvestment of distributions at net asset value
   Class A shares                                                                --         6,621,726
   Class B shares                                                                --         9,498,315
   Class Y shares                                                                --                24
Payments for redemptions
   Class A shares                                                      (109,279,991)     (398,421,152)
   Class B shares (Note 2)                                             (145,066,005)     (190,453,897)
                                                                      ------------      ------------
Increase (decrease) in net assets from capital share transactions       (16,796,770)      (65,075,949)
                                                                        -----------       -----------
Total increase (decrease) in net assets                                 135,693,680       (25,195,239)
Net assets at beginning of period                                     1,414,814,303     1,440,009,542
                                                                      -------------     -------------
Net assets at end of period                                          $1,550,507,983    $1,414,814,303
                                                                     ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Strategy Aggressive Fund
(Unaudited as to Sept. 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may besubject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchangeor in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend declared and paid by the end of the calendar year from net investment income, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold.Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES AND SALES  CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.6% to 0.5% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Capital Appreciation Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Jan. 1, 2000 and will cover the six-month period beginning July 1, 1999.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administrationand accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that endedJune 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B was converted to the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $883,955 for Class A and $192,622 for Class B for the six months ended Sept. 30, 1999.

During the six months ended Sept. 30, 1999, the Fund's custodian and transfer agency fees were reduced by $35,383 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $970,143,369 and $1,041,171,022, respectively, for the six months ended Sept 30, 1999. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $8,442 for the six months ended Sept. 30, 1999.


4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended Sept. 30, 1999
                                         Class A       Class B     Class Y
Sold                                    7,732,332    2,132,188         --
Issued for reinvested distributions            --           --         --
Redeemed                               (4,482,084)  (6,211,573)        --
                                       ----------   ----------   ----------
Net increase (decrease)                 3,250,248   (4,079,385)        --

                                                   Year ended March 31, 1999
                                         Class A       Class B     Class Y
Sold                                   19,926,335    3,601,446         --
Issued for reinvested distributions       305,808      454,317          1
Redeemed                              (18,410,711)  (9,005,077)        --
                                      ----------- ------------    ---------
Net increase (decrease)                 1,821,432   (4,949,314)         1


5. LENDING OF PORTFOLIO  SECURITIES
As of Sept. 30, 1999, securities valued at $72,210,823 were on loan to brokers. For collateral, the Fund received $75,072,100 in cash. Income from securities lending amounted to $309,360 for the six months ended Sept. 30, 1999. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:


                                      Six months ended Sept. 30, 1999
                                  Puts                         Calls
                         Contracts    Premium          Contracts   Premium
Balance March 31, 1999    4,950   $ 1,513,725           5,200   $ 1,724,592
Opened                    8,590     2,638,096          21,060    12,927,277
Closed                   (5,550)   (2,043,320)        (13,600)   (9,664,529)
Expired                  (4,400)     (884,070)         (4,824)   (1,039,984)
Exercised                    --            --          (6,551)   (3,395,772)
                         -------     --------          --------  ----------
Balance Sept. 30, 1999    3,590   $ 1,224,431           1,285   $   551,584

See "Summary of significant accounting policies."


7. STOCK INDEX FUTURES CONTRACTS
As of Sept 30, 1999, investments in securities included securities valued at $3,946,875 that were pledged as collateral to cover initial margin deposits on two open purchase contracts. The market value of the open purchase contracts as of Sept. 30, 1999 was $649,100 with a net unrealized loss of $32,512. See "Summary of significant accounting policies."


8. BANK  BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregateof 333% of advances equal to or less than five business days plus 367% of advances over five business days. Th e agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 1999.


9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended March 31,

Per share income and capital changesa
                                                                       Class B

                                                     1999b     1999      1998       1997       1996

Net asset value, beginning of period                 $22.05    $21.48    $18.04     $18.83      14.90

Income from investment operations:
Net investment income (loss)                           (.14)     (.27)     (.18)      (.18)      (.18)

Net gains (losses) (both realized and unrealized)      2.48      1.10      7.57        .52       5.21

Total from investment operations                       2.34       .83      7.39        .34       5.03

Less distributions:
Distributions from realized gains                     --         (.26)    (3.95)     (1.13)     (1.10)

Net asset value, end of period                       $24.39    $22.05    $21.48     $18.04     $18.83

Ratios/supplemental data
Net assets, end of period (in millions)                $793      $806      $892       $737       $710

Ratio of expenses to average daily net assetsc         1.80%d    1.78%     1.77%      1.80%      1.85%

Ratio of net investment income (loss)
to average daily net assets                           (1.12%)d  (1.25%)   (1.21%)     (.91%)     (.77%)

Portfolio turnover rate
(excluding short-term securities)                        72%       98%       95%        80%       101%

Total returne                                         10.63%     3.88%    45.08%      1.22%     34.10%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Sept. 30, 1999 (Unaudited).
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended March 31,

Per share income and capital changesa

                                                     Class A                                    Class Y

                                         1999b   1999   1998    1997     1996     1999b     1999    1998   1997   1996

Net asset value,
beginning of period                     $22.88  $22.12 $18.34  $18.99   $14.91    $23.00   $22.22  $18.40 $19.16 $14.89

Income from investment operations:
Net investment income (loss)              (.04)   (.10)  (.03)   (.03)     --       (.04)    (.10)    --     --     .03

Net gains (losses)(both
realized and unrealized)                  2.56    1.12   7.76     .51     5.18      2.59     1.14    7.77    .37   5.34

Total from investment
operations                                2.52    1.02   7.73     .48     5.18      2.55     1.04    7.77    .37   5.37

Less distributions:

Distributions from realized gains         --      (.26) (3.95)  (1.13)   (1.10)      --      (.26)  (3.95) (1.13) (1.10)

Net asset value, end of period          $25.40  $22.88 $22.12  $18.34   $18.99    $25.55   $23.00  $22.22 $18.40 $19.16

Ratios/supplemental data
Net assets, end of period
(in millions)                             $758    $608   $548    $386     $348       $--      $--    $--    $--    $--

Ratio of expenses to
average daily net assetsc                 1.05%d  1.02%  1.01%   1.04%    1.07%       91%d    .92%    .88%   .85%   .92%

Ratio of net investment
income (loss) to average
daily net assets                          (.34%)d (.48%) (.45%)  (.15%)     --%     (.22%)d  (.40%)  (.35%)  .03%   .12%

Portfolio turnover rate
(excluding short-term
securities)                                 72%     98%    95%     80%     101%       72%      98%     95%    80%   101%

Total returne                            10.99%   4.68% 46.18%   2.00%   35.10%    11.10%    4.74%  46.34%  2.18% 35.30%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Sept. 30, 1999 (Unaudited).
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Strategy Aggressive Fund
Sept. 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (90.1%)
Issuer                                Shares           Value(a)

Aerospace & defense (--%)
Alliant Techsystems                        3,832(b)        $265,606

Airlines (0.4%)
Alaska Air Group                          33,800          1,375,238
Amtran                                     6,060(b)         113,625
SkyWest                                    4,653            102,075
Southwest Airlines                       299,200          4,544,100
Total                                                     6,135,038

Automotive & related (0.7%)
Central Parking                            4,105            120,071
Gentex                                   473,108(b)       9,772,637
O'Reilly Automotive                        5,005(b)         238,520
SPS Technologies                           3,245(b)         123,107
Winnebago Inds                             9,800            234,588
Total                                                    10,488,923

Banks and savings & loans (1.4%)
Centura Banks                              2,972            122,967
Commerce Bancorp                           4,536            188,244
Cullen/Frost Bankers                      19,706            492,650
FirstMerit                                16,735            424,651
Flagstar Bancorp                           6,079             93,465
Hamilton Bancorp                           5,435(b)         115,494
Hudson United Bancorp                      2,466             75,984
NBT Bancorp                                3,793             65,666
Old Natl Bancorp                           4,575            132,103
Queens County Bancorp                      5,435            150,142
Republic Bancorp                          11,378            131,558
Southwest Bancorp of Texas                 4,418(b)          77,039
TCF Financial                            305,000          8,711,562
U.S. Trust                                 5,669            455,646
UnionBanCal                              275,000          9,968,749
Total                                                    21,205,920

Beverages & tobacco (--%)

Beringer Wine Estates Holdings Cl B        3,910(b)         160,554

Building materials & construction (--%)
Centex Construction Products               4,418            164,018
Dycom Inds                                 8,524(b)         359,607
NCI Building Systems                       4,731(b)          78,357
Total                                                       601,982

Chemicals (--%)
MacDermid                                  5,189            176,750
Spartech                                   5,709            167,345
Total                                                       344,095

Communications equipment & services (3.1%)
AirGate PCS                               11,000(b)         273,625
Amdocs                                   850,000(b)      17,849,999
CommScope                                 16,305(b)         529,913
Covad Communications Group               276,000(b)      12,031,875
Digital Microwave                         13,000(b)         203,938
Oak Inds                                   4,800(b)         163,200
Plantronics                                5,083(b)         252,879
Rhythms NetConnections                    60,000(b)       2,070,000
Tellabs                                  261,000(b)      14,860,688
Total                                                    48,236,117

Computers & office equipment (25.0%)
Acxiom                                     9,142(b)         179,697
America Online                           171,000(b)      17,784,000
American Management Systems               14,897(b)         382,201
BISYS Group                                3,988(b)         187,062
BMC Software                             250,000(b)      17,890,625
Cisco Systems                          1,000,000(b)      68,562,499
Citrix Systems                           274,000(b)      16,970,875
Clarent                                   25,000(b)       1,273,438
Clarify                                    4,600(b)         231,438
CMGI                                     222,000(b,d)    22,755,000
Cognex                                    12,082(b)         364,725
Concentric Network                       500,000(b)      10,156,250
CustomTracks                               1,500             44,438
Dendrite Intl                             11,402(b)         538,745
eGain Communications                      27,300(b)         505,050
EMC                                      136,000(b)       9,715,500
FactSet Research Systems                   5,904            335,790
Fiserv                                   650,000(b)      21,125,000
Gadzoox Networks                          30,000(b)       1,616,250
Gemstar Intl Group                       275,000(b)      21,484,375
Henry (Jack) & Associates                  8,094            298,972
i2 Technologies                          100,000(b)       3,881,250
InfoSpace.com                            400,000(b)      16,450,000
Insight Enterprises                        5,200(b)         169,000
Intuit                                   226,000(b)      19,810,313
Juniper Networks                          59,700(b,d)    10,925,100
Kana Communications                        7,400(b)         369,075
Kronos                                     5,002(b)         183,511
Legato Systems                           160,000(b)       6,975,000
Lexmark Intl Group Cl A                   75,700(b)       6,093,850
Macromedia                                13,294(b)         543,392
MedQuist                                  10,010(b)         334,709
Mercury Interactive                      361,378(b)      23,331,466
Natl Computer Systems                      6,063            232,478
Natl Data                                  6,647            172,822
Natl Instruments                           2,874(b)         101,578
NetZero                                   67,000(b)       1,742,000
New Era of Networks                        4,340(b)          93,853
Novell                                   457,000(b)       9,454,188
Peregrine Systems                        346,000(b)      14,099,500
Profit Recovery Group Intl                15,259(b)         680,933
Progress Software                          7,155(b)         224,488
Safeguard Scientifics                    280,300(b)      19,060,400
SanDisk                                   75,000(b)       4,889,063
SunGard Data Systems                     600,000(b,g)    15,787,500
Symantec                                   7,312(b)         263,004
Whittman-Hart                             12,082(b)         468,555
Xircom                                     7,658(b)         326,901
Yahoo!                                   101,000(b)      18,142,125
Yesmail.com                               11,500(b)         122,188
Total                                                   387,330,172

Electronics (17.8%)
Actel                                      8,094(b)         153,786
AFC Cable Systems                          4,066(b)         172,805
Alpha Inds                                 7,077            399,187
Altera                                   250,000(b)      10,843,750
Burr-Brown                                 6,256(b)         247,112
C-Cube Microsystems                        9,697(b)         421,820
Conexant Systems                         220,000(b)      15,984,375
CTS                                        9,618            553,035
Dallas Semiconductor                       3,200            171,000
Dionex                                     8,289(b)         354,355
DSP Communications                         7,038(b)         133,722
Etec Systems                               5,300(b)         199,413
Flextronics Intl                         306,000(b)      17,805,375
Foundry Networks                          18,300(b)       2,305,800
Helix Technology                           9,892            328,909
Jabil Circuit                            391,000(b,e)    19,354,499
JDS Uniphase                             210,000(b)      23,900,624
LSI Logic                                185,000(b)       9,527,500
Methode Electronics Cl A                   7,820            147,603
Micrel                                     8,290(b)         359,579
Novellus Systems                         257,781(b)      17,384,106
Navigant Consulting                      252,100(b)      11,691,138
PMC-Sierra                               379,000(b)      35,057,499
Power Integrations                         2,300(b)         159,275
Powerwave Technologies                     4,496(b)         216,792
Sawtek                                     2,718(b)          95,130
SDL                                       60,000         12,210,000
Taiwan Semiconductor Mfg ADR             399,750(b,c)    11,792,625
Teradyne                                 266,000(b)       9,376,500
VeriSign                                 462,000(b)      49,202,999
Vicor                                      8,600(b)         195,113
Vitesse Semiconductor                    150,000(b)      12,806,250
Xilinx                                   200,000(b)      13,106,250
Total                                                   276,657,926

Energy (1.1%)
Anadarko Petroleum                       100,000          3,056,250
Apache                                   303,000         13,085,812
Barrett Resources                          4,200(b)         155,138
Newfield Exploration                       9,775(b)         321,964
Pogo Producing                             6,569            136,307
Total                                                    16,755,471

Energy equipment & services (--%)
Marine Drilling                            7,859(b)         124,270

Financial services (3.3%)
Capital One Financial                    288,000         11,232,000
Financial Federal                          8,661            163,476
Investment Technology Group                4,966            103,665
Kansas City Southern Inds                 50,000         16,253,125
Knight/Trimark Group Cl A                 50,000(b,d)    22,218,750
Legg Mason                                 8,993            344,544
Mutual Risk Management                    11,456(c)         140,336
Radian Group                               3,128            134,309
SEI Investments                            4,379            390,963
Total                                                    50,981,168

Food (1.4%)
Delta & Pine Land                          4,809            124,433
Earthgrains                                5,904            130,626
Smithfield Foods                           4,223(b)         112,965
Suiza Foods                              408,000(b)      15,300,000
U.S. Foodservice                         300,000(b)       5,400,000
United Natural Foods                       4,809(b)          42,229
Total                                                    21,110,253

Furniture & appliances (--%)
Briggs & Stratton                          2,815            164,326
Ethan Allen Interiors                      9,658            307,245
La-Z-Boy                                  10,401            198,269
Mohawk Inds                                3,754(b)          74,845
Total                                                       744,685

Health care (2.1%)
Alkermes                                 205,000(b)       5,906,563
Alpharma Cl A                              5,630            198,809
Barr Laboratories                          5,709(b)         181,261
Biomatrix                                  4,379(b,d)        98,254
IDEC Pharmaceuticals                      64,731(b)       6,086,737
IDEXX Laboratories                         8,837(b)         152,162
Incyte Pharmaceuticals                     6,178(b)         142,866
Jones Pharma                              14,428            475,673
Liposome                                  13,027(b)          99,127
MedImmune                                120,000(b)      11,958,750
Mylan Laboratories                       373,000          6,853,875
OEC Medical Systems                        4,262(b)         149,703
Priority Healthcare Cl B                  10,200(b)         314,925
Roberts Pharmaceutical                     4,692(b)         141,933
Safeskin                                   4,966(b)          40,814
Summit Technology                         10,088(b)         184,737
Techne                                     5,161(b)         161,926
Total                                                    33,148,115

Health care services (0.5%)
Express Scripts Cl A                      88,524(b)       6,927,003
Hanger Orthopedic Group                    5,044(b)          73,138
Patterson Dental                          11,378(b)         563,922
Renal Care Group                          15,288(b)         334,903
Res-Care                                   6,021(b)         102,357
Universal Health Services Cl B             5,943(b)         153,775
Total                                                     8,155,098

Household products (0.2%)
Chattem                                    2,033             44,853
Kimberly-Clark                             3,592            188,580
Scotts Cl A                                4,027(b)         139,435
Seminis Cl A                             404,200(b)       3,486,225
Total                                                     3,859,093

Industrial equipment & services (0.1%)
Astec Inds                                 7,429(b)         179,225
G & K Services Cl A                          860             34,830
JLG Inds                                   9,931            150,827
Manitowoc                                  9,501            324,221
Terex                                      4,770(b)         150,255
Total                                                       839,358

Insurance (1.0%)
Blanch (EW) Holdings                     140,000          9,117,500
Fidelity Natl Financial                    4,262             64,729
Gallagher (Arthur J)                       6,412            341,439
Hooper Holmes                             10,596            271,523
Reinsurance Group of America               3,421             87,877
ReliaStar Financial                      170,000          5,652,500
Triad Guaranty                             8,797(b)         148,449
Total                                                    15,684,017

Leisure time & entertainment (0.8%)
Acclaim Entertainment                     12,473(b)          94,717
Anchor Gaming                              2,776(b)         165,172
Polaris Inds                               2,854             98,820
SFX Entertainment Cl A                   400,000         12,200,000
Total                                                    12,558,709

Media (7.2%)
Adelphia Communications Cl A             400,000(b,d)    23,525,000
ADVO                                       5,005(b)          99,787
Cablevision Systems Cl A                 212,000(b,d)    15,423,000
Catalina Marketing                         3,985(b)         337,978
Clear Channel Communications              62,800(b)       5,016,150
Consolidated Graphics                      4,846(b)         204,138
TeleWest Communications                1,595,000(b,c)     5,842,510
True North Communications                  5,709            207,665
Univision Communications Cl A            398,000(b)      32,387,250
USA Networks                             295,000(b)      11,431,250
Valassis Communications                   16,860(b)         740,786
Young & Rubicam                          360,000         15,840,000
Total                                                   111,055,514

Metals (--%)
Mueller Inds                              5,943(b)         176,433
Stillwater Mining                         7,086(b)         190,436
Total                                                      366,869

Miscellaneous (0.8%)
Apex                                      3,800(b)          71,013
Internap Network Services                57,200(b)       2,552,550
John Nuveen Cl A                          3,871            144,921
Philadelphia Suburban                    10,557            248,749
ShopNow.com                             200,000(b)       2,325,000
Terayon Communication Systems           146,000          7,135,749
TiVo                                      2,900(b)          86,819
Total                                                   12,564,801

Multi-industry conglomerates (2.1%)
Bell & Howell                             4,340(b)         159,224
DeVry                                    15,953(b)         319,060
Education Management                      5,748(b)          71,132
Electronics for Imaging                 164,000(b)       8,430,625
Labor Ready                              15,240(b)         153,353
Lason                                     3,206(b)         142,767
Mettler-Toledo Intl                       5,904(b)         174,906
NCO Group                                 3,930(b)         184,710
Pre-Paid Legal Services                   4,809(b)         189,354
Sylvan Learning Systems                   4,887(b)          94,686
Tyco Intl                               225,000(c)      23,231,249
Total                                                   33,151,066

Paper & packaging (--%)
Buckeye Technologies                      8,211(b)         128,810
Shorewood Packaging                       5,200(b)          70,525
Total                                                      199,335

Restaurants & lodging (0.7%)
CEC Entertainment                         9,970(b)         357,692
Foodmaker                                13,685(b)         341,270
Papa John's Intl                        248,000(b)      10,229,999
Sonic                                     4,418(b)         134,473
Taco Cabana Cl A                         14,311(b)         138,638
Total                                                   11,202,072

Retail (10.3%)
99 Cents Only Stores                      3,323(b)         120,043
American Eagle Outfitters               310,000(b)      15,015,625
Ames Dept Stores                          5,748(b)         183,218
AnnTaylor                               347,680(b)      14,211,420
Ashford.com                              56,000(b)         516,250
Bed Bath & Beyo                         596,000(b)      20,822,749
CDW Computer Ce                           2,776(b)         135,677
Circuit City St                         222,000          9,365,625
Dollar General                          527,000         16,271,125
EMusic.com                              400,000(b)       5,950,000
Family Dollar                           565,000         11,935,625
Fossil                                   13,258(b)         358,795
Kohl's                                  304,500(b)      20,135,062
Linens `N Thing                           9,267(b)         312,761
Men's Wearhouse                          17,151(b)         368,747
Musicmaker.com                          193,000(b)       1,990,313
Pacific Sunwear of California             7,449(b)         208,805
Regis                                    12,923            248,768
Tiffany                                 334,000(e)      20,019,125
TJX Companies                           375,000         10,523,438
Tuesday Morning                         171,800(b)       4,337,950
Whole Foods Market                      200,000(b)       6,543,750
Williams-Sonoma                           8,367(b)         406,322
Total                                                  159,981,193

Textiles & apparel (1.0%)
Abercrombie & Fitch                     430,000(b)      14,646,876
K-Swiss Cl A                              6,031            190,353
Oshkosh B'Gosh Cl A                      10,909            174,203
Quiksilver                                5,669(b)         103,459
Total                                                   15,114,891

Transportation (--%)
Atlas Air                                 5,339(b)         116,791
Expeditors Intl of Washin                11,613            372,704
Swift Transportation                      7,546(b)         148,562
Total                                                      638,057

Utilities -- telephone (8.9%)
Allegiance Telecom                      335,000(b)      17,629,375
COLT Telecom Group ADR                  274,000(b,c)    26,372,500
Global TeleSystems Group                600,000(b)      11,831,250
Intermedia Communications               500,000(b)      10,875,000
Omnipoint                               300,000(b)      16,762,500
RCN                                     410,000(b)      16,810,000
United States Cellular                  139,000(b)       9,452,000
Western Wireless Cl A                   139,000(b)       6,233,281
WinStar Communications                  552,000(b)      21,562,500
Total                                                  137,528,406

Total common stocks
(Cost: $1,027,629,825)                              $1,397,188,774

Preferred stock (0.3%)
Issuer                                    Shares            Value(a)

Protein Delivery
   2.50%                               2,000,000        $5,000,000

Total preferred stock
(Cost: $5,000,000)                                      $5,000,000

Options purchased (0.1%)
Issuer                        Shares    Exercise    Expiration     Value(a)
                                        price       date


Calls

Alaska Air Group                50,000    $45      Jan. 2000       143,750
Altera                          75,000     50      Dec. 1999       229,687
SunGard Data Systems           100,000     25     April 2000       537,500
Stryker                         60,000     55      Oct. 1999        48,750
TJX Companies                   50,000     30      Oct. 1999        15,625
Total                                                              975,312

Put
Tyco Intl                      150,000    100      Nov. 1999       637,500

Total options purchased
(Cost: $2,088,197)                                              $1,612,812

Short-term securities (14.6%)(e)
Issuer                             Annualized       Amount          Value(a)
                                   yield on date  payable at
                                   of purchase    maturity

U.S government agencies (9.2%)
Federal Home Loan Bank Disc Nts
   10-13-99                           5.14%     $35,000,000        $34,932,127
   10-22-99                           5.21        4,400,000          4,385,587
   11-03-99                           5.25        3,100,000          3,084,160
   11-03-99                           5.27        4,300,000          4,278,029
Federal Home Loan Mtge Corp Disc Nts
   10-07-99                           5.16       28,700,000         28,671,259
   10-07-99                           5.19        7,500,000          7,492,446
   10-15-99                           5.22        7,400,000          7,383,935
   10-26-99                           5.26        2,700,000          2,689,782
   11-15-99                           5.29       12,500,000         12,413,430
Federal Natl Mtge Assn Disc Nts
   10-21-99                           5.22        3,700,000          3,688,776
   11-05-99                           5.28       14,700,000         14,617,864
   12-08-99                           5.31       19,700,000         19,495,727
Total                                                              143,133,122

Commercial paper (5.4%)
Alcoa
   11-12-99                           5.35        5,500,000          5,463,226
American General
   10-07-99                           5.28        7,600,000          7,592,212
ANZ (Delaware)
   12-01-99                           5.35        6,000,000          5,945,233
BellSouth Capital Funding
   11-08-99                           5.32        5,800,000(f)       5,766,761
   11-08-99                           5.33        7,600,000(f)       7,556,363
Merrill Lynch
   10-20-99                           5.30        6,100,000          6,082,106
Paccar Financial
   10-01-99                           5.55        5,300,000          5,299,183
Procter & Gamble
   10-29-99                           5.29       13,400,000         13,343,113
Salomon Smith Barney
   10-05-99                           5.18%       5,700,000          5,695,828
SBC Communications Capital
   10-13-99                           5.12        3,700,000(f)       3,692,825
USAA Capital
   10 04-99                           5.18        8,400,000          8,395,165
Wal-Mart Stores
   10-26-99                           5.31        4,900,000(f)       4,881,279
Windmill Funding
   10-28-99                           5.39        3,500,000(f)       3,485,381
Total                                                               83,198,675

Total short-term securities
(Cost: $226,385,481)                                              $226,331,797

Total investments in securities
(Cost: $1,261,103,503)(h)                                       $1,630,133,383

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of Sept. 30, 1999, the value of foreign securities represented 4.35% of net assets.
(d) Security is partially or fully on loan. See Note 5 to the financial statements.
(e) At Sept. 30, 1999, securities valued at $7,232,281 were held to cover open call options written as follows:

Issuer                   Shares        Exercise       Expiration        Value(a)
                                        price           date

Jabil Circuit            45,000           $50         Oct. 1999         $87,187

Tiffany                  83,500            60         Nov. 1999         360,094

Total                                                                  $447,281


At Sept. 30, 1999, cash or short-term securities were designated to cover open put options written as follows:

Issuer                    Shares       Exercise       Expiration        Value(a)
                                       price           date

Best Buy                  100,000         $55         Oct. 1999         $31,250

Knight/Trimark Group C/A   75,000          28         Oct. 1999          84,375

Global TeleSystems Group   90,000          23         Oct. 1999         303,750

ReliaStar Financial        34,000          35         Jan. 2000         146,625

Tellabs                    60,000          65         Oct. 1999         502,500

Total                                                                $1,068,500

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 7 to the financial statements):

Type of security                                                      Contracts

S&P 500 Index, Dec. 1999                                                      2

(h) At Sept. 30, 1999, the cost of securities for federal income tax purposes was approximately $1,261,103,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $416,810,000
Unrealized depreciation                                             (47,780,000)
                                                                    -----------
Net unrealized appreciation                                        $369,030,000

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